Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Charges, net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands of US$):

Drydocking and
Special Survey Costs
As of January 1, 2025	$58,759
Additions	39,671
Amortization	(44,074)
As of December 31, 2025	$54,356
Additions	22,895
Write-off	(1,773)
Amortization	(21,009)
As of June 30, 2026	$54,469